Quarterly Holdings Report
for
Fidelity Simplicity RMD 2010 Fund℠
April 30, 2023
RW32-NPRT3-0623
1.858596.115
Domestic Equity Funds - 12.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	4,754	45,541
Fidelity Series Blue Chip Growth Fund (a)	10,461	125,321
Fidelity Series Commodity Strategy Fund (a)	793	78,248
Fidelity Series Growth Company Fund (a)	14,620	234,070
Fidelity Series Intrinsic Opportunities Fund (a)	3,990	46,848
Fidelity Series Large Cap Stock Fund (a)	12,206	220,555
Fidelity Series Large Cap Value Index Fund (a)	4,897	69,099
Fidelity Series Opportunistic Insights Fund (a)	8,745	139,651
Fidelity Series Small Cap Core Fund (a)	50	491
Fidelity Series Small Cap Discovery Fund (a)	1,974	20,194
Fidelity Series Small Cap Opportunities Fund (a)	5,530	66,966
Fidelity Series Stock Selector Large Cap Value Fund (a)	12,595	154,042
Fidelity Series Value Discovery Fund (a)	9,296	137,580
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,295,094)		1,338,606

International Equity Funds - 16.2%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	7,800	109,668
Fidelity Series Emerging Markets Fund (a)	11,846	95,361
Fidelity Series Emerging Markets Opportunities Fund (a)	32,053	528,241
Fidelity Series International Growth Fund (a)	18,140	291,325
Fidelity Series International Small Cap Fund (a)	4,934	80,272
Fidelity Series International Value Fund (a)	26,609	288,706
Fidelity Series Overseas Fund (a)	23,448	289,813
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,616,507)		1,683,386

Bond Funds - 63.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	143,687	1,366,466
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	48,713	392,624
Fidelity Series Emerging Markets Debt Fund (a)	7,364	53,981
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,944	17,923
Fidelity Series Floating Rate High Income Fund (a)	1,169	10,394
Fidelity Series High Income Fund (a)	6,846	56,206
Fidelity Series International Credit Fund (a)	423	3,288
Fidelity Series International Developed Markets Bond Index Fund (a)	48,238	413,401
Fidelity Series Investment Grade Bond Fund (a)	379,847	3,847,850
Fidelity Series Long-Term Treasury Bond Index Fund (a)	69,458	432,723
Fidelity Series Real Estate Income Fund (a)	1,661	15,983
TOTAL BOND FUNDS (Cost $7,262,477)		6,610,839

Short-Term Funds - 7.5%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.92% (a)(b)	657,542	657,542
Fidelity Series Short-Term Credit Fund (a)	13,253	128,292
TOTAL SHORT-TERM FUNDS (Cost $788,628)		785,834

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,962,706)	10,418,665
NET OTHER ASSETS (LIABILITIES) - 0.0%	(190)
NET ASSETS - 100.0%	10,418,475

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,403,450	259,013	219,533	65,115	(6,220)	(70,244)	1,366,466
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	422,238	101,877	83,049	25,502	(12,302)	(36,140)	392,624
Fidelity Series All-Sector Equity Fund	59,213	5,918	18,470	2,675	(3,323)	2,203	45,541
Fidelity Series Blue Chip Growth Fund	132,935	39,861	48,213	4,380	(8,085)	8,823	125,321
Fidelity Series Canada Fund	139,778	11,528	40,660	3,494	(985)	7	109,668
Fidelity Series Commodity Strategy Fund	171,741	108,040	97,630	88,773	(48,595)	(55,308)	78,248
Fidelity Series Emerging Markets Debt Fund	59,494	5,630	10,542	2,406	(2,618)	2,017	53,981
Fidelity Series Emerging Markets Debt Local Currency Fund	19,815	895	4,467	-	(766)	2,446	17,923
Fidelity Series Emerging Markets Fund	88,289	34,127	26,199	1,828	(4,262)	3,406	95,361
Fidelity Series Emerging Markets Opportunities Fund	796,754	38,965	311,436	15,366	(54,745)	58,703	528,241
Fidelity Series Floating Rate High Income Fund	11,402	1,160	2,223	622	(90)	145	10,394
Fidelity Series Government Money Market Fund 4.92%	523,665	316,785	182,908	17,288	-	-	657,542
Fidelity Series Growth Company Fund	269,035	40,495	85,069	1,273	(21,077)	30,686	234,070
Fidelity Series High Income Fund	61,566	6,420	9,870	2,724	(1,012)	(898)	56,206
Fidelity Series International Credit Fund	3,451	158	-	158	-	(321)	3,288
Fidelity Series International Developed Markets Bond Index Fund	455,236	49,247	64,371	8,149	(5,192)	(21,519)	413,401
Fidelity Series International Growth Fund	331,753	38,034	91,842	9,541	(15,287)	28,667	291,325
Fidelity Series International Small Cap Fund	89,837	8,277	17,299	4,616	(3,924)	3,381	80,272
Fidelity Series International Value Fund	328,927	27,297	95,709	9,343	(8,178)	36,369	288,706
Fidelity Series Intrinsic Opportunities Fund	172,684	59,555	140,077	46,615	(11,059)	(34,255)	46,848
Fidelity Series Investment Grade Bond Fund	3,882,104	613,504	513,433	100,413	(43,788)	(90,537)	3,847,850
Fidelity Series Large Cap Stock Fund	255,107	54,260	91,412	15,478	(3,038)	5,638	220,555
Fidelity Series Large Cap Value Index Fund	85,932	8,744	23,899	2,565	(231)	(1,447)	69,099
Fidelity Series Long-Term Treasury Bond Index Fund	539,551	88,194	152,379	10,369	(33,522)	(9,121)	432,723
Fidelity Series Opportunistic Insights Fund	150,723	32,299	43,974	6,272	(3,271)	3,874	139,651
Fidelity Series Overseas Fund	333,700	30,946	99,001	5,025	(14,017)	38,185	289,813
Fidelity Series Real Estate Income Fund	32,013	5,413	18,238	2,218	(1,787)	(1,418)	15,983
Fidelity Series Short-Term Credit Fund	130,581	15,449	17,629	2,012	(431)	322	128,292
Fidelity Series Small Cap Core Fund	-	491	-	-	-	-	491
Fidelity Series Small Cap Discovery Fund	27,522	2,494	8,255	1,141	(1,289)	(278)	20,194
Fidelity Series Small Cap Opportunities Fund	91,352	9,996	31,124	3,960	(2,500)	(758)	66,966
Fidelity Series Stock Selector Large Cap Value Fund	190,122	30,483	61,150	11,089	(3,681)	(1,732)	154,042
Fidelity Series Value Discovery Fund	146,563	39,988	45,266	6,724	(1,160)	(2,545)	137,580
	11,406,533	2,085,543	2,655,327	477,134	(316,435)	(101,649)	10,418,665

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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